SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Statement Information Schedule Of General And Administrative Expense
Interest expense	$ 1,829	$ 290
Exchange differences	424	162
Bank commissions	24	21	21
Financial expenses	$ 2,277	$ 473	$ 21